Note 16 - Derivatives	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

16. Derivatives:

(a) Bunker swap agreements: As of December 31, 2025 and June 30, 2026, the Company had a series of bunker swap agreements, none of which qualify for hedge accounting. Following ASC 815 provisions and on the basis that enforceable master netting arrangement exists, the Company adopted net presentation for the assets and liabilities of these instruments. The fair value of these derivatives outstanding as of December 31, 2025, and June 30, 2026, amounted to a liability of $800 and a net liability of $1,520, respectively.

(b) EUA futures: As of December 31, 2025 and June 30, 2026, the Company had a series of EUA futures, none of which qualify for hedge accounting. Following ASC 815 provisions and on the basis that enforceable master netting arrangement exists, the Company adopted net presentation for the assets and liabilities of these instruments. The fair value of these derivatives outstanding as of December 31, 2025 and June 30, 2026, amounted to an asset of $291 and $218, respectively.

(c) Forward Freight Agreements (“FFAs”) and FFA put options: As of December 31, 2025 and June 30, 2026, the Company had a series of FFAs, none of which qualify for hedge accounting. The fair value of these derivatives outstanding as of December 31, 2025 and June 30, 2026 amounted to a net liability of $316 and a net asset $228, respectively. As of June 30, 2026, the Company had a series of FFAs put options, none of which qualify for hedge accounting. The fair value of these derivatives outstanding as of June 30, 2026 amounted to a net asset of $15. Following ASC 815 provisions and on the basis that an enforceable master netting arrangement exists, the Company adopted net presentation for the assets and liabilities of these instruments. As of December 31, 2025 and June 30, 2026, the Company has deposited cash collateral related to its FFA derivative instruments, bunker swaps and EUA futures of $10,825 (out of which $8,654 were available to be drawn by the Company) and $11,979 (out of which $7,863 were available to be drawn by the Company), respectively, which is recorded within Margin deposits in the accompanying consolidated balance sheets. The amount of collateral to be posted is defined in the terms of the respective agreement executed with counterparties and is required when the agreed upon threshold limits are exceeded.

(d) Foreign Currency options: As of June 30, 2026, the Company entered into six Euro/U.S. dollar currency options totaling $7,050 at an average call rate of Euro/U.S. dollar 1.1750, expiring in monthly intervals up to December 2026. The fair value of these foreign currency options outstanding as of June 30, 2026 amounted to an asset of $22.

As of December 31, 2025, the Company entered into 12 Euro/U.S. dollar currency options totaling $14,100 at an average call rate of Euro/U.S. dollar 1.1750, expiring in monthly intervals up to December 2026. The fair value of these foreign currency options outstanding as of December 31, 2025 amounted to an asset of $268.

The following tables present, as of June 30, 2026 and December 31, 2025, gross and net derivative assets and liabilities by contract type:

June 30, 2026
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$14,136	$-
FFAs put options*	38	-
Bunker swaps*	1,086	-
EUA Futures*	218	-
Foreign currency options	22	-
Total gross derivative contracts	$15,500	$-

Amounts offset
Counterparty netting*	(15,478)	-
Total derivative assets, June 30, 2026	$22	$-

	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(13,908)	$-
FFAs put options*	(23)	-
Bunker swaps*	(2,606)	-
Total gross derivative contracts	$(16,537)	$-

Amounts offset
Counterparty netting*	15,478	-
Total derivative liabilities, June 30, 2026	$(1,059)	$-

* The Company has adopted net presentation for assets and liabilities related to FFA derivative instruments, EUA futures and bunker swaps.

December 31, 2025
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$6,037	$-
Bunker swaps*	242	-
EUA Futures*	291	-
Foreign currency options	268	-
Total gross derivative contracts	$6,838	$-

Amounts offset
Counterparty netting*	(6,570)	-
Total derivative assets, December 31, 2025	$268	$-

	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(6,353)	$-
Bunker swaps	(18)	-
Bunker swaps*	(1,024)	-
Total gross derivative contracts	$(7,395)	$-

Amounts offset
Counterparty netting*	6,570	-
Total derivative liabilities, December 31, 2025	$(825)	$-

* The Company has adopted net presentation for assets and liabilities related to FFA derivative instruments, EUA futures and bunker swaps.

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain / (loss) on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain / (loss) on derivative instruments, net
		Six-month period ended June 30,
		2025	2026
Bunker swap agreements	Gain / (loss) on derivative instruments, net	$735	$2,899
EUA Futures	Gain / (loss) on derivative instruments, net	(1)	(72)
Forward Freight Agreements	Gain / (loss) on derivative instruments, net	(5,962)	(1,047)
FFAs put options	Gain / (loss) on derivative instruments, net	-	15
Foreign currency options	Gain / (loss) on derivative instruments, net	-	(246)
Total		$(5,228)	$1,549